Financial Instruments - Contractual Maturities of Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [abstract]
Unamortised debt issuance cost	$ 975	$ 0